SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2014
Machinery and equipment
Property and Equipment
Estimate Useful Life	5 years
Computers and office equipment
Property and Equipment
Estimate Useful Life	5 years
Furniture and fixtures
Property and Equipment
Estimate Useful Life	7 years
Leasehold improvements
Property and Equipment
Estimate Useful Life	5 years